                                                                     RULE 497(e)
                                               SECURITIES ACT FILE NO. 033-50208

                            PACIFIC GLOBAL FUND, INC.
                        D/B/A PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 17, 2003
                                  TO PROSPECTUS
                                DATED MAY 1, 2003

         The following changes are effective for the Prospectus for Class A and C shares of Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Incs., dated May 1, 2003:

         1. Footnote 5 on page 19 is amended to read as follows:

Effective February 15, 2004 Pacific Global Investment Management Company ("PGIMC") and, with respect to the Income and Equity Fund only, Bache Capital Management, Inc. ("BCM") will waive their respective management fees to the extent that the actual operating expenses of the following Funds exceed the following thresholds:

----------------------- -------------- -------------
Fund
----------------------- -------------- -------------
                        Class A        Class C
----------------------- -------------- -------------
Government Securities   1.75%          2.50%
----------------------- -------------- -------------
Income & Equity         1.95%          2.70%
----------------------- -------------- -------------
Growth                  2.65%          3.40%
----------------------- -------------- -------------
Multi-Cap Value         2.65%          3.40%
----------------------- -------------- -------------

For the Growth Fund only, if net expenses would exceed the above thresholds after waiver of the entire management fee, Pacific Global Investors Services Inc. ("PGIS"), the Company's transfer agent, will waive its transfer agency fees to the extent necessary to reduce class expenses to the above threshold percentages. If operating expenses of a Class exceed the relevant threshold after waiver of the entire management fee and, with respect to Growth Fund only, the entire transfer agency fee, PGIMC, PGIS, and BCM will not have any obligation to reimburse the Fund for the excess operating expenses. As a result, the operating expenses for the Funds may exceed the above threshold percentages. The amounts waived, by PGIMC, PGIS, BCM, are permanently waived, and PGIMC, PGIS, and BCM will have no right to recover those amounts from the Funds. No expense limitations apply to the Balanced Fund and the Small Cap Fund.

Until February 15, 2004, the expense limitations described in footnote 5 to the fee table on page 19 of the prospectus dated May 1, 2003 remain effective except that the reimbursement arrangements described in the last paragraph of that footnote are terminated. All fees waived or expenses reimbursed with respect to a Class prior to February 15, 2004 (including past fee waivers and expense reimbursements with respect

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to the Small Cap Fund and the Balanced Fund) are permanently waived and may not be recovered by PGIMC or BCM.

         2. Page 37, delete the last paragraph on the page and insert the following:

Effective February 15, 2004, PGIMC and, with respect to the Income and Equity Fund only, BCM will waive their respective management fees to the extent that the actual operating expenses of the following Funds exceed the thresholds set forth in footnote 5 on page 19. For the Growth Fund only, if net expenses would exceed the above thresholds after waiver of the entire management fee, PGIS will waive its transfer agency fees to the extent necessary to reduce class expenses to the relevant threshold percentage. If operating expenses exceed those thresholds after waiver of the entire management fee and, with respect to Growth Fund only, the entire transfer agency fee, PGIMC, PGIS, and BCM will not have any obligation to reimburse the Funds for the excess operating expenses. As a result, the operating expenses for the Funds may exceed the thresholds. The amounts waived by PGIMC, PGIS, and BCM, are permanently waived and PGIMC, PGIS, and BCM will have no right to recover those amounts from the Funds.

Fees waived or expenses reimbursed with respect to a Class prior to February 15, 2004 (including past fee waivers and expense reimbursements with respect to the Small Cap Fund and the Balanced Fund) are permanently waived and may not be recovered by PGIMC or BCM.

         3. The line graph for the Growth Fund contained on page 13 of the annual report is amended to read:


----------------- ------------------ ------------------ --------------------
                  GROWTH FUND        S&P 500 INDEX      NASDAQ 100 INDEX
----------------- ------------------ ------------------ --------------------
May-1999               $9,425            $10,000            $10,000
----------------- ------------------ ------------------ --------------------
Dec-1999              $11,875            $11,953            $20,109
----------------- ------------------ ------------------ --------------------
Dec-2000              $10,002            $10,741            $12,701
----------------- ------------------ ------------------ --------------------
Dec-2001               $7,163             $9,340             $8,554
----------------- ------------------ ------------------ --------------------
12/31/2002             $5,576             $7,158             $5,339
----------------- ------------------ ------------------ --------------------

         4. The line graph for the Multi-Cap Value Fund contained on page 16 of the annual report is amended to read:


------------------ -------------------------- --------------------------
                   MULTI-CAP VALUE FUND          S&P 500 INDEX
------------------ -------------------------- --------------------------
Apr-2002                  $9,425                      $10,000
------------------ -------------------------- --------------------------
12/31/2002                $7,493                       $7,663
------------------ -------------------------- --------------------------

                                       2
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                                                                     RULE 497(e)
                                               SECURITIES ACT FILE NO. 033-50208

                            PACIFIC GLOBAL FUND, INC.
                        D/B/A PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 17, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003


         The following changes are for the Statement of Additional Information of Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.:


         1. Pages S-19 - S-20: The following paragraph is added at the end of the section entitled "EXPENSE LIMITATION AGREEMENTS":

Effective February 15, 2004, the Expense Limitation Agreements will be amended to provide that PGIMC and, with respect to the Income and Equity Fund only, BCM, will waive their respective management fees to the extent that the actual operating expenses of the following Funds exceed the following thresholds:


-------------------------- ------------------ ---------------
Fund
-------------------------- ------------------ ---------------
                           Class A            Class C
-------------------------- ------------------ ---------------
Government Securities      1.75%              2.50%
-------------------------- ------------------ ---------------
Income & Equity            1.95%              2.70%
-------------------------- ------------------ ---------------
Growth                     2.65%              3.40%
-------------------------- ------------------ ---------------
Multi-Cap Value            2.65%              3.40%
-------------------------- ------------------ ---------------

For the Growth Fund only, if net expenses would exceed the above thresholds after waiver of the entire management fee, Pacific Global Investors Services Inc. ("PGIS"), the Company's transfer agent, will waive its transfer agency fees to the extent necessary to reduce class expenses to the above threshold percentages. If operating expenses of a Class exceed the relevant threshold after waiver of the entire management fee and, with respect to the Growth Fund only, the entire transfer agency fee, PGIMC, PGIS and, BCM will not have any obligation to reimburse the Fund for the excess operating expenses. As a result, the operating expenses for the Funds may exceed the above threshold percentages. The amounts waived by PGIMC, PGIS, and BCM are permanently waived and PGIMC, PGIS, and BCM will have no right to recover those amounts from the Funds. No expense limitations apply to the Balanced Fund and the Small Cap Fund.

In addition, effective December 31, 2003, the reimbursement arrangements described in the second paragraph of this section are terminated. All fees waived and expenses reimbursed with respect to a Class prior to February 15, 2004 (including past fee waivers

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and expense reimbursements with respect to the Small Cap Fund and the Balanced
Fund) are permanently waived and may not be recovered by PGIMC or BCM.

         2. Page S-23, insert the following sentence at the end of the section TRANSFER AGENT AND ADMINISTRATIVE SERVICES AGENT:

         Effective February 15, 2004, Pacific Global Investment Services ("PGIS") will waive its Transfer Agency fee in certain circumstances with respect to the Growth Fund only. See "Expense Limitation Agreements" at pages S-18-19.